American Century Investments®
Quarterly Portfolio Holdings
Avantis® Short-Term Fixed Income Fund
May 28, 2021

Avantis Short-Term Fixed Income Fund - Schedule of Investments
MAY 28, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 54.7%
Aerospace and Defense — 1.1%
Boeing Co. (The), 2.20%, 2/4/26	75,000	75,333
General Dynamics Corp., 3.50%, 5/15/25	42,000	46,198
Huntington Ingalls Industries, Inc., 3.84%, 5/1/25	36,000	39,559
		161,090
Automobiles — 1.0%
American Honda Finance Corp., MTN, 1.00%, 9/10/25	78,000	78,382
General Motors Financial Co., Inc., 4.25%, 5/15/23	20,000	21,370
General Motors Financial Co., Inc., 5.25%, 3/1/26	45,000	52,215
		151,967
Banks — 15.9%
African Development Bank, 0.50%, 4/22/22	100,000	100,311
Asian Development Bank, MTN, 0.625%, 4/7/22	50,000	50,218
Asian Development Bank, MTN, 0.25%, 7/14/23	100,000	100,039
Asian Development Bank, MTN, 0.375%, 9/3/25	125,000	123,389
Bank of America Corp., MTN, 3.875%, 8/1/25	66,000	73,911
Bank of Montreal, MTN, 1.85%, 5/1/25	72,000	74,737
Bank of Nova Scotia (The), 1.30%, 6/11/25	108,000	109,281
Canadian Imperial Bank of Commerce, 2.25%, 1/28/25	72,000	75,574
Citigroup, Inc., 3.30%, 4/27/25	66,000	72,080
Council Of Europe Development Bank, 0.25%, 10/20/23	75,000	74,925
Council Of Europe Development Bank, 2.50%, 2/27/24	25,000	26,506
European Bank for Reconstruction & Development, MTN, 0.25%, 7/10/23	100,000	100,047
European Bank for Reconstruction & Development, MTN, 1.50%, 2/13/25	140,000	144,752
European Investment Bank, 0.25%, 9/15/23	150,000	150,101
Inter-American Development Bank, 2.625%, 1/16/24	150,000	159,069
Inter-American Development Bank, 3.00%, 2/21/24	140,000	150,192
International Bank for Reconstruction & Development, 0.50%, 10/28/25	100,000	99,002
JPMorgan Chase & Co., 3.90%, 7/15/25	66,000	73,483
Kreditanstalt fuer Wiederaufbau, 2.125%, 6/15/22	100,000	102,063
Kreditanstalt fuer Wiederaufbau, 2.375%, 12/29/22	100,000	103,497
Kreditanstalt fuer Wiederaufbau, 0.25%, 3/8/24	100,000	99,844
Oesterreichische Kontrollbank AG, MTN, 2.875%, 3/13/23	100,000	104,746
Regions Financial Corp., 2.25%, 5/18/25	72,000	75,330
Royal Bank of Canada, MTN, 2.55%, 7/16/24	42,000	44,535
Santander Holdings USA, Inc., 4.50%, 7/17/25	66,000	73,608
Wells Fargo & Co., MTN, 3.55%, 9/29/25	36,000	39,748
		2,400,988
Biotechnology — 0.2%
AbbVie, Inc., 2.90%, 11/6/22	29,000	30,055
Capital Markets — 3.4%
Bank of New York Mellon Corp. (The), MTN, 3.50%, 4/28/23	102,000	108,564
Brookfield Finance, Inc., 4.00%, 4/1/24	66,000	71,714
Charles Schwab Corp. (The), 3.85%, 5/21/25	66,000	73,401
CME Group, Inc., 3.00%, 9/15/22	72,000	74,570
Goldman Sachs Group, Inc. (The), 3.75%, 5/22/25	66,000	72,675
Janus Capital Group, Inc., 4.875%, 8/1/25	30,000	34,029
Lazard Group LLC, 3.75%, 2/13/25	66,000	72,367
		507,320

Chemicals — 0.2%
Mosaic Co. (The), 4.25%, 11/15/23	30,000	32,360
Consumer Finance — 1.5%
Capital One Financial Corp., 4.25%, 4/30/25	66,000	73,872
Discover Financial Services, 4.50%, 1/30/26	65,000	73,845
Synchrony Financial, 4.50%, 7/23/25	66,000	74,010
		221,727
Containers and Packaging — 0.1%
Packaging Corp. of America, 3.65%, 9/15/24	13,000	14,119
Electric Utilities — 0.7%
Berkshire Hathaway Energy Co., 4.05%, 4/15/25	36,000	40,146
Duke Energy Progress LLC, 3.25%, 8/15/25	24,000	26,256
PPL Capital Funding, Inc., 3.50%, 12/1/22	36,000	37,391
		103,793
Electronic Equipment, Instruments and Components — 0.6%
Flex Ltd., 3.75%, 2/1/26	47,000	51,284
Keysight Technologies, Inc., 4.55%, 10/30/24	36,000	40,163
		91,447
Entertainment — 0.3%
TWDC Enterprises 18 Corp., MTN, 3.15%, 9/17/25	36,000	39,215
Equity Real Estate Investment Trusts (REITs) — 3.6%
Alexandria Real Estate Equities, Inc., 3.45%, 4/30/25	66,000	71,910
Boston Properties LP, 3.20%, 1/15/25	66,000	70,854
Brixmor Operating Partnership LP, 3.25%, 9/15/23	63,000	66,450
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23	36,000	38,266
CubeSmart LP, 4.375%, 12/15/23	66,000	71,598
Digital Realty Trust LP, 4.75%, 10/1/25	66,000	75,407
Kimco Realty Corp., 3.30%, 2/1/25	66,000	71,530
WP Carey, Inc., 4.00%, 2/1/25	66,000	71,982
		537,997
Food and Staples Retailing — 0.3%
Costco Wholesale Corp., 2.75%, 5/18/24	42,000	44,799
Food Products — 1.0%
Bunge Ltd. Finance Corp., 4.35%, 3/15/24	27,000	29,563
Bunge Ltd. Finance Corp., 1.63%, 8/17/25	29,000	29,384
Hershey Co. (The), 2.05%, 11/15/24	36,000	37,827
Tyson Foods, Inc., 4.00%, 3/1/26	45,000	50,495
		147,269
Health Care Providers and Services — 1.9%
Cardinal Health, Inc., 3.50%, 11/15/24	69,000	74,872
Cigna Corp., 3.05%, 11/30/22	29,000	30,116
CommonSpirit Health, 2.76%, 10/1/24	36,000	38,174
HCA, Inc., 5.00%, 3/15/24	66,000	73,626
Humana, Inc., 4.50%, 4/1/25	66,000	74,294
		291,082
Hotels, Restaurants and Leisure — 0.3%
Hyatt Hotels Corp., 4.85%, 3/15/26	45,000	50,545
Household Durables — 0.2%
DR Horton, Inc., 4.75%, 2/15/23	30,000	31,851
Household Products — 0.3%
Colgate-Palmolive Co., MTN, 3.25%, 3/15/24	20,000	21,631
Procter & Gamble Co. (The), 3.10%, 8/15/23	28,000	29,878
		51,509
Insurance — 2.9%
American International Group, Inc., 3.75%, 7/10/25	66,000	72,845

Loews Corp., 2.625%, 5/15/23	72,000	74,642
MetLife, Inc., 4.37%, 9/15/23	95,000	103,410
Principal Financial Group, Inc., 3.40%, 5/15/25	66,000	71,769
Prudential Financial, Inc., MTN, 3.50%, 5/15/24	42,000	45,795
Unum Group, 4.50%, 3/15/25	66,000	74,110
		442,571
IT Services — 1.0%
DXC Technology Co., 4.25%, 4/15/24	70,000	76,204
Western Union Co. (The), 2.85%, 1/10/25	72,000	76,361
		152,565
Machinery — 1.3%
Caterpillar Financial Services Corp., MTN, 1.45%, 5/15/25	36,000	37,000
Cummins, Inc., 3.65%, 10/1/23	42,000	44,980
Illinois Tool Works, Inc., 3.50%, 3/1/24	42,000	45,310
John Deere Capital Corp., MTN, 3.45%, 1/10/24	69,000	74,647
		201,937
Media — 0.5%
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22	24,000	27,209
Comcast Corp., 3.375%, 8/15/25	42,000	46,072
		73,281
Metals and Mining — 1.2%
BHP Billiton Finance USA Ltd., 3.85%, 9/30/23	34,000	36,750
Kinross Gold Corp., 5.95%, 3/15/24	42,000	47,329
Rio Tinto Finance USA Ltd., 3.75%, 6/15/25	48,000	53,294
Steel Dynamics, Inc., 2.40%, 6/15/25	42,000	44,010
		181,383
Multi-Utilities — 0.2%
Dominion Energy, Inc., 2.75%, 9/15/22	36,000	36,895
Multiline Retail — 0.5%
Dollar Tree, Inc., 4.00%, 5/15/25	66,000	73,168
Oil, Gas and Consumable Fuels — 6.0%
Canadian Natural Resources Ltd., 2.05%, 7/15/25	36,000	36,952
Chevron Corp., 1.14%, 5/11/23	108,000	109,848
Enbridge, Inc., 2.50%, 1/15/25	72,000	75,662
Enterprise Products Operating LLC, 3.35%, 3/15/23	72,000	75,254
EOG Resources, Inc., 2.625%, 3/15/23	72,000	74,552
Equinor ASA, 2.875%, 4/6/25	35,000	37,573
Equinor ASA, 1.75%, 1/22/26	40,000	41,335
Exxon Mobil Corp., 2.71%, 3/6/25	72,000	77,034
Phillips 66 Partners LP, 2.45%, 12/15/24	36,000	37,647
Shell International Finance BV, 3.25%, 5/11/25	66,000	72,079
Total Capital Canada Ltd., 2.75%, 7/15/23	72,000	75,811
TransCanada PipeLines Ltd., 2.50%, 8/1/22	72,000	73,858
Valero Energy Corp., 2.85%, 4/15/25	36,000	38,227
Williams Cos., Inc. (The), 4.00%, 9/15/25	66,000	73,457
		899,289
Personal Products — 0.3%
Estee Lauder Cos., Inc. (The), 2.00%, 12/1/24	36,000	37,950
Pharmaceuticals — 1.5%
Bristol-Myers Squibb Co., 3.55%, 8/15/22	72,000	74,916
GlaxoSmithKline Capital, Inc., 3.625%, 5/15/25	18,000	19,965
Novartis Capital Corp., 1.75%, 2/14/25	29,000	30,127
Novartis Capital Corp., 3.00%, 11/20/25	27,000	29,434
Royalty Pharma plc, 1.20%, 9/2/25(1)	78,000	77,431
		231,873

Road and Rail — 0.4%
Ryder System, Inc., MTN, 2.50%, 9/1/24	36,000	37,914
Ryder System, Inc., MTN, 3.35%, 9/1/25	18,000	19,617
		57,531
Semiconductors and Semiconductor Equipment — 1.9%
Broadcom, Inc., 4.70%, 4/15/25	66,000	74,434
Microchip Technology, Inc., 4.33%, 6/1/23	48,000	51,438
Micron Technology, Inc., 4.64%, 2/6/24	36,000	39,667
NXP BV / NXP Funding LLC, 4.875%, 3/1/24(1)	42,000	46,529
QUALCOMM, Inc., 3.00%, 5/20/22	72,000	73,977
		286,045
Software — 1.7%
Intuit, Inc., 0.95%, 7/15/25	42,000	42,209
Microsoft Corp., 2.875%, 2/6/24	84,000	89,397
Oracle Corp., 2.95%, 5/15/25	42,000	44,923
VMware, Inc., 4.50%, 5/15/25	66,000	74,237
		250,766
Specialty Retail — 1.0%
Home Depot, Inc. (The), 3.75%, 2/15/24	66,000	71,491
Ross Stores, Inc., 4.60%, 4/15/25	66,000	74,744
		146,235
Technology Hardware, Storage and Peripherals — 1.2%
Apple, Inc., 0.75%, 5/11/23	102,000	103,086
Apple, Inc., 3.00%, 2/9/24	35,000	37,340
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	36,000	41,077
		181,503
Trading Companies and Distributors — 0.5%
Air Lease Corp., MTN, 2.875%, 1/15/26	71,000	74,469
TOTAL CORPORATE BONDS (Cost $8,235,599)		8,236,594
U.S. TREASURY SECURITIES AND EQUIVALENTS — 40.4%
Israel Government AID Bond, 5.50%, 9/18/23	100,000	111,941
U.S. Treasury Notes, 0.125%, 6/30/22	560,000	560,317
U.S. Treasury Notes, 0.125%, 9/30/22	900,000	900,422
U.S. Treasury Notes, 0.125%, 2/15/24	750,000	747,759
U.S. Treasury Notes, 2.75%, 2/15/24	700,000	747,414
U.S. Treasury Notes, 2.125%, 2/29/24	700,000	735,861
U.S. Treasury Notes, 2.375%, 2/29/24	700,000	740,633
U.S. Treasury Notes, 2.375%, 8/15/24	700,000	745,158
U.S. Treasury Notes, 0.375%, 11/30/25	150,000	147,902
U.S. Treasury Notes, 0.375%, 1/31/26	270,000	265,533
U.S. Treasury Notes, 1.625%, 2/15/26	360,000	374,731
TOTAL U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $6,078,513)		6,077,671
U.S. GOVERNMENT AGENCY SECURITIES — 3.7%
FHLB, 2.00%, 9/9/22	75,000	76,819
FHLB, 0.375%, 9/4/25	50,000	49,429
FHLMC, 0.25%, 11/6/23	200,000	200,227
FNMA, 0.25%, 5/22/23	150,000	150,294
Tennessee Valley Authority, 0.75%, 5/15/25	75,000	75,565
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $551,100)		552,334
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.5%
Canada — 0.5%
Export Development Canada, 1.375%, 2/24/23	50,000	51,056

Export Development Canada, 2.75%, 3/15/23	25,000	26,153
		77,209
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $77,116)		77,209
TEMPORARY CASH INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $36,619)	36,619	36,619
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $14,978,947)		14,980,427
OTHER ASSETS AND LIABILITIES — 0.5%		73,115
TOTAL NET ASSETS — 100.0%		$15,053,542

NOTES TO SCHEDULE OF INVESTMENTS
AID	-	Agency for International Development
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
MTN	-	Medium Term Note
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $123,960, which represented 0.8% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Open-end management investment companies are valued at the reported NAV per share.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	8,236,594	—
U.S. Treasury Securities and Equivalents	—	6,077,671	—
U.S. Government Agency Securities	—	552,334	—
Sovereign Governments and Agencies	—	77,209	—
Temporary Cash Investments	36,619	—	—
	36,619	14,943,808	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.